Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
General [Abstract]
Basis of presentation
a.	Basis of presentation:
The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).
Use of estimates
b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Group’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Group’s management evaluates estimates, including those related to fair values of stock-based awards, warrants to purchase the Group’s ordinary shares and capital note. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidated financial statements in U.S. dollars
c.	Consolidated financial statements in U.S. dollars:

The accompanying consolidated financial statements have been prepared in U.S. dollars (“dollar” or “dollars”).

A substantial portion of the Group’s costs are incurred in New Israeli Shekels (“NIS”). However, the Group finances its operations mainly in dollars and a majority of the Group’s revenues are denominated in dollars. As such, the Group’s management believes that the dollar is the currency of the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Transactions and balances that are denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters”. All foreign currency transaction gains and losses are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

Principles of consolidation
d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, and intercompany transactions and balances have been eliminated upon consolidation.

Inventory, net:
e.	Inventory, net:

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statements of comprehensive loss as cost of revenues.

Property and equipment
f.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated by the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%
Computers	15 – 33
Equipment	7 – 33
Office furniture	7 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Long-lived assets of the Group are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group did not record any impairment losses during the years ended December 31, 2022, 2021 and 2020.

Goodwill
g.	Goodwill:

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level, or whenever events or circumstances present an indication of impairment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

Goodwill is tested for impairment on an annual basis in the fourth quarter and whenever indicators of potential impairment require an interim goodwill impairment analysis. The Group may first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the quantitative impairment test is not required. However, if the Group concludes otherwise, it is then required to perform a quantitative assessment for goodwill impairment.

The Group performs its quantitative goodwill impairment test by comparing the fair value of its reporting unit with its carrying value. If the reporting unit’s carrying value is determined to be greater than its fair value, an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value. If the fair value of the reporting unit is determined to be greater than its carrying amount, the applicable goodwill is not impaired and no further testing is required.

The evaluation of goodwill impairment requires the Group to make assumptions associated with its reporting unit fair value. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

As of December 31, 2019 and onwards, the Group has early adopted the ASU 2017-04 FASB revised guidance of goodwill impairment. Under this guidance, entities that have reporting units with zero or negative carrying amount are no longer required to perform the qualitative assessment. The results of such test as of December 31, 2022, 2021 and 2020, were that the fair value was greater than the reporting unit’s negative carrying value and therefore no goodwill impairment was recorded as of this date.

As a result of the Jet CU purchase on July 26, 2020, the Company recorded a goodwill impairment of $265,089.
Intangible assets
h.	Intangible assets:

Intangible assets and their useful lives are as follows:

Estimated useful life
Technology	Ten (10) years
Backlog	One (1) year

Intangible assets represent acquired technology and backlog. Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life, which is determined by identifying the period over which most of the cash flows are expected to be generated.

For definite life intangible assets, the Group reviews the carrying amounts for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Group groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities. The Group then compares the carrying amounts of the asset or asset groups with their respective estimated undiscounted future cash flows. If the definite life intangible asset or asset group are determined to be impaired, an impairment charge is recorded at the amount by which the carrying amount of the asset or asset group exceeds their fair value.

As of December 31, 2022, the Group recorded an impairment charge of $2,108,117, which is equal to the technology, net amount that the Group recorded as part of the Digiflex purchase in 2017. The Group has ceased the marketing activities associated with this technology and expect a negative cash-flow throughout its life, which led to such impairment charge of the remaining asset, net as of December 31, 2022.

The Group did not record any intangible assets impairment during the years ended December 31, 2021 and 2020.

Revenue Recognition
i.	Revenue Recognition:

The Group generated its revenues primarily from sales of inks and pastes and recognizes the revenue primarily at a point in time.

Effective January 1, 2020, the Group adopted a new accounting standard related to the recognition of revenue in contracts with customers. The Group did not have any material cumulative-effect adjustment as a result of the adoption of ASC 606. In addition, the adoption of ASC 606 did not have any material impact on the Group consolidated financial statement line items in the year of adoption.

The Group determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer.

●	Determination of the transaction price.

●	Determination of the transaction price.

●	Allocation of the transaction price to the performance obligations in the contract.

●	Recognition of revenue when, or as, the Group satisfies a performance obligation.

As a general point, the Group applies the five-step model to contracts when it is probable that it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer.  At contract inception, once the contract is determined to be within the scope of ASC 606, the Group assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct.  The Group then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Research and development, net
j.	Research and development, net:
Research and development expenses are charged to the consolidated statements of operations as incurred, net of grants received, as described in section k. below.
Government grants
k.	Government grants:

The Group has received research and development funds and grants from the government of Israel and European grants. These amounts are recognized on an accrual basis as a reduction of research and development costs as such costs are incurred.

Income taxes
l.	Income taxes:

The Group accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Accounting for stock-based compensation
m.	Accounting for stock-based compensation:

The Group accounts for share-based compensation in accordance with ASC No. 718, “Compensation – Stock Compensation,” which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Group recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Group recognizes forfeitures of awards as they occur.

The Group selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the expected stock volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical stock price movements. The Group uses the simplified method until such time as there is sufficient historical exercise data to allow the Group to make and rely upon assumptions as to the expected life of outstanding options. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically, the Group has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The Group accounts for non-employee share-based awards pursuant to ASC 505-50, “Equity-Based Payments to Non-Employees.” ASC 505-50 requires the costs of goods and services received in exchange for an award of equity instruments to be recognized using the fair value of the goods and services or the fair value of the equity award, whichever is more reliably measurable. The fair value of the equity award is determined on the measurement date, which is the earlier of the date that a performance commitment is reached or the date that performance is complete. Generally, our awards do not entail performance commitments. When an award vests over time such that performance occurs over multiple reporting periods, we estimate the fair value of the award as of the end of each reporting period and recognize an appropriate portion of the cost based on the fair value on that date. When the award vests, we adjust the cost previously recognized so that the cost ultimately recognized is equivalent to the fair value on the date the performance is complete.

The fair value for options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2022	2021	2020

Dividend yield	0%	0%	0%
Expected volatility	80%	80%	80%
Risk-free interest	3.00%	0.81%	0.36%-1.62%
Expected life (in years)	5	5	5

Concentrations of credit risks
n.	Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivables. The Group’s cash and cash equivalents balances are managed in major banks in Israel.

The majority of the Group’s cash and cash equivalents are deposited in major banks in Israel. Deposits in Israel are not insured. Generally, these deposits may be withdrawn upon demand and therefore bear low risk.

The Group’s accounts receivables are derived from sales mainly in Israel, Europe and the US. Concentration of credit risk with respect to accounts receivables is limited by ongoing credit evaluation and account monitoring procedures. The Group performs ongoing credit evaluations and establishes an allowance for doubtful accounts based on factors that may affect a customers’ ability to pay, such as known disputes, age of the receivable balance and past experience. There was no allowance for doubtful accounts as of December 31, 2022 and 2021. The Group writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Severance pay
o.	Severance pay:

Pursuant to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”), the Group’s Israeli employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Group to an Israeli insurance company. Payments in accordance with Section 14 release the Group from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Group’s consolidated balance sheets.

Severance expenses for the years ended December 31, 2022, 2021 and 2020 amounted to $51,554, $53,389 and $59,087, respectively.

Fair value of financial instruments
p.	Fair value of financial instruments:

The Group applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”) with respect to fair value measurements of all financial assets and liabilities. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Group uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following methods and assumptions were used by the Group in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The hierarchy is broken down into three (3) levels based on the inputs as follows:

Level 1	Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

Level 2	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group measures its warrants to purchase the Company’s ordinary shares classified as liability and the capital note at fair value. The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, trade payables and other accounts liabilities approximate their fair value due to the short-term maturity of such instruments.

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	—	—	$15,459	$15,459
Capital note	—	—	40,000	40,000

Total financial liabilities	—	—	$55,459	$55,459

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	—	—	$106,975	$106,975
Capital note	—	—	40,000	40,000

Total financial liabilities	—	—	$146,975	$146,975

The following table presents reconciliations for the Company’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3):

Level 3

Balance as of January 1, 2020	$1,544,112

Fair value of warrants issued	192,451
Changes in Fair value of warrants and capital note	7,011,437

Balance as of December 31, 2020	8,748,000

Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares	(488,907)
Changes in Fair value of warrants and capital note	(8,112,118)

Balance as of December 31, 2021	146,975

Changes in Fair value of warrants and capital note	(91,516)

Balance as of December 31, 2022	55,459

Basic and diluted net loss per ordinary share
q.	Basic and diluted net loss per ordinary share:

Basic net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year.

The total number of ordinary shares related to the outstanding stock options, warrants and conversion of the outstanding convertible loans as of December 31, 2022, aggregated to 23,783,274, 30,611,525 and 14,710,663, respectively, were excluded from the calculations of diluted loss per ordinary share, since it would have an anti-dilutive effect.

Contingencies
r.	Contingencies:

The Group has been involved in legal proceedings and assessments and inquiries of the Israeli tax authorities from time to time. The Group records accruals for these types of contingencies to the extent that the Group concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Group will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Group accrues for the minimum amount within the range. The Group records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

Leases
s.	Leases:

The Group adopted the new accounting standard ASC 842 “Leases” and all the related amendments on January 1, 2020 and used the effective date as the Group’s date of initial application. The Group determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Group classifies the lease as a finance lease. Otherwise, the Group classifies the lease as an operating lease. When determining lease classification, the Group’s approach in assessing two of the mentioned criteria: (i) generally, 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) generally, 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset.

Segments
t.	Segments:
The Group operates in one reportable segment.
Recently issued accounting standards
u.	Recently issued accounting standards:

Not yet adopted in the current year:

1.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging Contracts in Entity s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity s Own Equity. ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective for public companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years.

The Group is currently evaluating the impact that the adoption of ASU 2020-06 will have on the Group’s consolidated financial statement presentation or disclosures.

2.	In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions: to clarify that a contractual restriction on the sale of an equity security is not considered part of a unit of account of the equity security, and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments also require the following disclosures for equity securities subject to the contractual sale restrictions:

●	The fair value of equity securities subject to the contractual sale restrictions reflected on the balance sheet.

●	The nature and remaining duration of the restriction(s).

●	The circumstances that could cause a lapse in the restriction(s).

This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those financial years. The Group does not expect the adoption of ASU 2022-03 to have a significant impact on its consolidated financial statements.

3.	With the exception of the new standards discussed above, there have been no other recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2022, that are of significance or potential significance to the Group.